Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Gross [Abstract]
Allowance for loan losses	$ 2,694	$ 4,213
Unrealized losses on available for sale securities	452	598
Depreciation of premises and equipment	1,912	2,850
Deferred compensation	3,265	5,156
Employee benefit plans	305	466
Capital loss carry-forward	0	8
Interest receivable on nonaccrual loans	18	89
Deferred other real estate owned expenses	59	32
Acquisition fair value adjustments	191	484
Other	250	306
Total deferred tax assets	9,146	14,202
Deferred Tax Liabilities, Gross [Abstract]
Unrealized gains on available for sale securities	70	247
Goodwill and other intangibles	1,551	2,632
Deferred loan costs	896	1,350
Mortgage servicing asset	215	309
Merger expenses and purchase adjustments	2	6
Total deferred tax liabilities	2,734	4,544
Deferred tax assets, net	$ 6,412	$ 9,658